ACCOUNTS RECEIVABLE (Schedule of accounts receivable, allowance for doubtful accounts) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Movement in allowance for doubtful accounts:
Balance at beginning of period	$ 21,397	$ 15,018
Additional provision charged to expenses	14,749	15,985
Write-offs	(6,458)	(4,494)
Foreign currency translation adjustments	(1,017)	(145)
Balance at end of period	$ 28,671	$ 26,364